UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-22118

Dreman Contrarian Funds
(Exact name of registrant as specified in charter)

Harborside Financial Center Plaza 10
Suite 800
Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

William Murphy
Unified Fund Services, Inc.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	04/30/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Dreman Contrarian Funds

Dreman High Opportunity Fund
Dreman Contrarian Mid Cap Value Fund
Dreman Contrarian Small Cap Value Fund
Dreman Market Over-Reaction Fund
Dreman Contrarian International Value Fund

Semi-Annual Report

April 30, 2010

Fund Advisor:

Dreman Value Management, LLC
Harborside Financial Center Plaza 10
Suite 800
Jersey City, NJ  07311

Toll Free: (800) 247-1014

FUND HOLDINGS – (Unaudited)

  1As a percent of net assets.
  2Companies consisting of market capitalizations similar to those included in the S&P 500 Index.

Under normal circumstances, the Dreman High Opportunity Fund (“High Opportunity Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500 Index.  At April 30, 2010, the market capitalization of companies included in the S&P 500 Index ranged from $1.154 billion to $320.338 billion.

   1As a percent of net assets.
  2Companies consisting of market capitalizations ranging from $2 billion to $15 billion.
  3Companies consisting of market capitalizations not ranging from $2 billion to $15 billion.

Under normal circumstances, the Dreman Contrarian Mid Cap Value Fund (“Mid Cap Fund”) will invest at least 80% of its net assets in equity securities of medium capitalization companies which the Advisor defines as companies with market capitalizations ranging from $2 billion to $15 billion.

   1As a percent of net assets.
  2Companies consisting of market capitalizations of $300 million to $2.5 billion.

Under normal circumstances, the Dreman Contrarian Small Cap Value Fund (“Small Cap Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies with market capitalization of $300 million to $2.5 billion.

  1As a percent of net assets
  2Companies consisting of market capitalizations similar to those listed in the S&P 500 Index.

Under normal circumstances, the Dreman Market Over-Reaction Fund (“Market Over-Reaction Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500 Index.  At April 30, 2010, the market capitalization of companies included in the S&P 500 Index ranged from $1.154 billion to $320.338 billion.

1 As a percent of net assets.

Under normal circumstances, the Dreman Contrarian International Value Fund (the “International Fund”) will invest at least 80% of its assets in the equity securities of issuers that are located outside of the U.S., or which derive a significant portion of their business or profits from outside the U.S.

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s web site at www.sec.gov.  Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS’ EXPENSES – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples for the Funds are based on an investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2010.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman High Opportunity Fund	Beginning Account Value	Ending Account Value	Expenses Paid during the period ended April 30, 2010

Actual - Class A (a)	$1,000.00	$1,088.00	$7.13

Hypothetical - Class A (b)
(Assumes a 5% return)	$1,000.00	$1,017.17	$7.69

Actual - Class C (c)	$1,000.00	$1,086.15	$9.21

Hypothetical - Class C (d)
(Assumes a 5% return)	$1,000.00	$1,014.93	$9.94

Actual - Institutional Class (e)	$1,000.00	$1,168.38	$3.76

Hypothetical - Institutional Class (e)
(Assumes a 5% return)	$1,000.00	$1,021.32	$3.51

(a) Expenses are equal to the Class A annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period since commencement of Class A operations on November 20, 2009).
(b) The hypothetical example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Class A’s annualized expense ratio of 1.54% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
(c) Expenses are equal to the Class C annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period since commencement of Class A operations on November 20, 2009).
(d) The hypothetical example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Class C’s annualized expense ratio of 1.99% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
(e) The example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Institutional Class’s annualized expense ratio of 0.70% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Mid Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid during the period ended April 30, 2010

Actual - Class A (a)	$1,000.00	$1,120.47	$7.25

Hypothetical - Class A (b)
(Assumes a 5% return)	$1,000.00	$1,017.16	$7.69

Actual - Class C (c)	$1,000.00	$1,115.41	$10.32

Hypothetical - Class C (d)
(Assumes a 5% return)	$1,000.00	$1,013.89	$10.99

Actual - Institutional Class (e)	$1,000.00	$1,190.86	$5.43

Hypothetical - Institutional Class (e)
(Assumes a 5% return)	$1,000.00	$1,019.84	$5.01

(a) Expenses are equal to the Class A annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period since commencement of Class A operations on November 20, 2009).
(b) The hypothetical example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Class A’s annualized expense ratio of 1.54% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
(c) Expenses are equal to the Class C annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period since commencement of Class A operations on November 20, 2009).
(d) The hypothetical example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Class C’s annualized expense ratio of 2.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
(e) The example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Institutional Class’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Small Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid during the period ended April 30, 2010

Actual - Class A (a)	$1,000.00	$1,152.13	$8.36

Hypothetical - Class A (b)
(Assumes a 5% return)	$1,000.00	$1,016.12	$8.75

Actual - Retail Class (c)	$1,000.00	$1,206.09	$6.84

Hypothetical - Retail Class (c)
(Assumes a 5% return)	$1,000.00	$1,018.60	$6.26

Actual - Institutional Class (d)	$1,000.00	$1,217.19	$5.50

Hypothetical - Institutional Class (d)
(Assumes a 5% return)	$1,000.00	$1,019.84	$5.01

(a) Expenses are equal to the Class A annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period since commencement of Class A operations on November 20, 2009).
(b) The hypothetical example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Class A’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
(c) The example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Retail Class’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
 (d) The example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Institutional Class’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Market Over-Reaction Fund	Beginning Account Value	Ending Account Value	Expenses Paid during the period ended April 30, 2010

Actual - Class A (a)	$1,000.00	$1,018.70	$6.90

Hypothetical - Class A (b)
(Assumes a 5% return)	$1,000.00	$1,017.15	$7.69

Actual - Class C (c)	$1,000.00	$1,015.63	$9.85

Hypothetical - Class C (d)
(Assumes a 5% return)	$1,000.00	$1,013.88	$10.99

Actual - Institutional Class (e)	$1,000.00	$1,092.22	$4.41

Hypothetical - Institutional Class (e)
(Assumes a 5% return)	$1,000.00	$1,020.58	$4.26

(a) Expenses are equal to the Class A annualized expense ratio of 1.54%, multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period since commencement of Class A operations on November 20, 2009).
(b) The hypothetical example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Class A’s annualized expense ratio of 1.54% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
(c) Expenses are equal to the Class C annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by 162/365 (to reflect the period since commencement of Class A operations on November 20, 2009).
(d) The hypothetical example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Class C’s annualized expense ratio of 2.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).
(e) The example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the Institutional Class’s annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman International Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid during the period ended April 30, 2010

Actual - Retail Class (a)	$1,000.00	$1,062.84	$7.76

Hypothetical - Retail Class (a)
(Assumes a 5% return)	$1,000.00	$1,017.27	$7.59

(a) The example is calculated based on the six-month period from November 1, 2009 to April 30, 2010. Expenses are equal to the International Value Fund’s annualized expense ratio of 1.52% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Funds
Dreman High Opportunity Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 98.62%	Shares	Value

Banks - 21.35%
Bank of America Corp.	195,272	$3,481,700
Fifth Third Bancorp	101,270	1,509,936
JPMorgan Chase & Co.	74,615	3,177,107
KeyCorp	110,790	999,326
PNC Financial Services Group, Inc.	40,879	2,747,478
U.S. Bancorp	36,290	971,483
Wells Fargo & Co.	116,016	3,841,290
		16,728,320

Consumer Goods - 6.68%
Altria Group, Inc.	197,600	4,187,144
Philip Morris International, Inc.	21,342	1,047,465
		5,234,609

Electronics - 4.83%
Emerson Electric Co.	21,845	1,140,964
General Electric Co.	140,395	2,647,850
		3,788,814

Financial Services - 2.88%
American Express Co.	48,905	2,255,499

Healthcare - 3.72%
Aetna, Inc.	45,720	1,351,026
UnitedHealth Group, Inc.	51,480	1,560,359
		2,911,385

Industrials - 8.36%
3M Co.	11,186	991,863
Eaton Corp.	30,605	2,361,482
Northrop Grumman Corp.	17,240	1,169,389
United Technologies Corp.	27,080	2,029,646
		6,552,380

Insurance - 2.03%
Hartford Financial Services Group, Inc.	55,615	1,588,920

Leisure - 3.09%
Carnival Corp.	37,300	1,555,410
Walt Disney Co./The	23,460	864,266
		2,419,676

Mining - 4.35%
BHP Billiton Ltd. (a)	46,815	3,407,664

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman High Opportunity Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 98.62% - continued	Shares	Value

Oil & Natural Gas - 27.69%
Anadarko Petroleum Corp.	54,455	$3,384,923
Apache Corp.	33,740	3,433,382
Chesapeake Energy Corp.	141,705	3,372,579
Chevron Corp.	18,975	1,545,324
ConocoPhillips	57,410	3,398,098
Devon Energy Corp.	46,570	3,135,558
EnCana Corp.	30,300	1,002,021
Occidental Petroleum Corp.	19,225	1,704,488
Valero Energy Corp.	34,690	721,205
		21,697,578

Pharmaceuticals - 4.58%
AstraZeneca plc (a)	22,100	977,483
Eli Lilly & Co.	14,905	521,228
Pfizer, Inc.	124,977	2,089,615
		3,588,326

Retail - 6.94%
Lowe's Companies, Inc.	93,750	2,542,500
Staples, Inc.	122,895	2,891,719
		5,434,219

Transportation - 2.12%
FedEx Corp.	18,484	1,663,745

TOTAL COMMON STOCKS (Cost $67,186,195)		77,271,135

Exchange-Traded Funds - 0.32%

Financial Select Sector SPDR Fund	15,245	246,344

TOTAL EXCHANGE-TRADED FUNDS (Cost $182,796)		246,344

Money Market Securities - 1.80%

Huntington Money Market Fund - Trust Shares, 0.01% (b)	1,409,560	1,409,560

TOTAL MONEY MARKET SECURITIES (Cost $1,409,560)		1,409,560

TOTAL INVESTMENTS (Cost $68,778,551) - 100.74%		$78,927,039

Liabilities in excess of other assets - (0.74)%		(577,818)

TOTAL NET ASSETS - 100.00%		$78,349,221

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 87.02%	Shares	Value

Banks - 6.00%
Comerica, Inc.	345	$14,490
Fifth Third Bancorp	1,000	14,910
Hudson City Bancorp, Inc.	855	11,372
SunTrust Banks, Inc.	495	14,652
		55,424

Consumer Goods - 10.06%
Dean Foods Co. (a)	800	12,560
Fortune Brands, Inc.	285	14,940
Lorillard, Inc.	160	12,539
Mattel, Inc.	570	13,139
Molson Coors Brewing Co. - Class B	300	13,308
VF Corp.	155	13,395
Whirlpool Corp.	120	13,064
		92,945

Electric Power - 5.49%
Ameren Corp.	495	12,850
American Electric Power Company, Inc.	375	12,863
PPL Corp.	485	12,009
Progress Energy, Inc.	325	12,974
		50,696

Electronics - 2.86%
General Cable Corp. (a)	400	11,428
L-3 Communications Holdings, Inc.	160	14,971
		26,399

Financial Services - 5.41%
Ameriprise Financial, Inc.	315	14,603
Discover Financial Services	870	13,450
Federated Investors, Inc. - Class B	405	9,769
Western Union Co.	670	12,228
		50,050

Gold & Silver Ores - 3.20%
Silver Wheaton Corp. (a)	820	16,006
Yamana Gold, Inc.	1,245	13,533
		29,539

Healthcare - 6.63%
Biogen Idec, Inc. (a)	250	13,312
Cooper Companies, Inc. / The	315	12,250
Kinetic Concepts, Inc. (a)	265	11,475
Omnicare, Inc.	445	12,367
Zimmer Holdings, Inc. (a)	195	11,877
		61,281

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 87.02% - continued	Shares	Value

Industrials - 5.42%
Eaton Corp.	165	$12,731
Energizer Holdings, Inc. (a)	195	11,915
Hubbell, Inc. - Class B	285	13,244
Northrop Grumman Corp.	180	12,209
		50,099

Information Technology - 4.19%
Anixter International, Inc. (a)	245	12,838
Arrow Electronics, Inc. (a)	435	13,267
Symantec Corp. (a)	755	12,661
		38,766

Insurance - 6.99%
Allstate Corp.	405	13,231
Axis Capital Holdings, Ltd.	395	12,312
Hartford Financial Services Group, Inc.	500	14,285
HCC Insurance Holdings, Inc.	455	12,371
RenaissanceRe Holdings, Ltd.	221	12,365
		64,564

Materials - 1.44%
Owens-Illinois, Inc. (a)	375	13,290

Mining - 2.36%
Cameco Corp.	415	10,213
Joy Global, Inc.	205	11,646
		21,859

Oil & Natural Gas - 7.37%
Chesapeake Energy Corp.	490	11,662
Cimarex Energy Co.	235	15,999
Ensco plc (b)	280	13,210
Newfield Exploration Co. (a)	240	13,966
Nexen, Inc.	545	13,233
		68,070

Pharmaceuticals - 1.18%
Forest Laboratories, Inc. (a)	400	10,904

Restaurants - 1.60%
Burger King Holdings, Inc.	700	14,770

Retail - 4.05%
Best Buy Co., Inc.	325	14,820
SUPERVALU, Inc.	555	8,270
TJX Companies, Inc.	310	14,365
		37,455

Semiconductors - 1.30%
Xilinx, Inc.	465	11,988

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 87.02% - continued	Shares	Value

Services - 5.86%
Fiserv, Inc. (a)	250	$12,773
Fluor Corp.	285	15,059
Pitney Bowes, Inc.	500	12,700
Synopsys, Inc. (a)	600	13,626
		54,158

Steel - 1.37%
Nucor Corp.	280	12,690

Telecommunications - 1.26%
Windstream Corp.	1,055	11,658

Transportation - 2.98%
Norfolk Southern Corp.	220	13,053
Tidewater, Inc.	270	14,475
		27,528

TOTAL COMMON STOCKS (Cost $744,920)		804,133

Real Estate Investment Trusts - 4.51%

Duke Realty Corp.	1,100	14,883
Hospitality Properties Trust	525	13,907
Senior Housing Properties Trust	575	12,926

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $30,689)		41,716

Escrow Rights - 0.00%

Southern Energy Escrow Rights (c)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

Money Market Securities - 7.62%

Huntington Money Market Fund - Trust Shares, 0.01% (d)	70,411	70,411

TOTAL MONEY MARKET SECURITIES (Cost $70,411)		70,411

TOTAL INVESTMENTS (Cost $846,020) - 99.15%		$916,260

Other assets less liabilities - 0.85%		7,836

TOTAL NET ASSETS - 100.00%		$924,096

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.
(d) Variable rate security; the money market rate shown represents the rate at April 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 89.85%	Shares	Value

Banks - 4.90%
BancorpSouth, Inc.	58,375	$1,292,422
Bank of Hawaii Corp.	22,525	1,191,122
FirstMerit Corp.	56,524	1,328,314
Fulton Financial Corp.	120,250	1,262,625
Washington Federal, Inc.	55,475	1,141,121
		6,215,604

Chemicals - 1.94%
OM Group, Inc. (a)	32,200	1,215,550
RPM International, Inc.	56,275	1,242,552
		2,458,102

Consumer Goods - 14.33%
Central European Distribution Corp. (CEDC) (a)	35,275	1,222,279
Corn Products International, Inc.	34,175	1,230,300
Del Monte Foods Co.	82,675	1,235,164
Hanesbrands, Inc. (a)	45,625	1,298,944
Helen of Troy, Ltd. (a)	45,900	1,239,759
JAKKS Pacific, Inc. (a)	83,990	1,284,207
Jarden Corp.	33,900	1,088,868
Jones Apparel Group, Inc.	61,750	1,343,680
Nash Finch Co.	30,625	1,072,488
NutriSystem, Inc.	59,696	1,153,924
RadioShack Corp.	50,664	1,091,809
Scotts Miracle-Gro Co. - Class A	28,475	1,379,614
Universal Corp.	21,450	1,110,681
Vector Group, Ltd.	71,836	1,177,392
Wolverine World Wide, Inc.	40,950	1,253,479
		18,182,588

Electric Power - 3.79%
ALLETE, Inc.	35,300	1,287,391
IDACORP, Inc.	33,050	1,192,444
NV Energy, Inc.	96,275	1,202,475
TECO Energy, Inc.	66,525	1,126,268
		4,808,578

Electronics - 0.76%
General Cable Corp. (a)	33,575	959,238

Financial Services - 4.32%
Apollo Investment Corp.	92,900	1,129,664
Investment Technology Group, Inc. (a)	50,750	881,528
Net 1 UEPS Technologies, Inc. (a)	57,843	948,625
Raymond James Financial, Inc.	42,300	1,296,072
Waddell & Reed Financial, Inc. - Class A	32,975	1,224,032
		5,479,921

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 89.85% - continued	Shares	Value

Gold & Silver Ores - 1.92%
Gammon Gold, Inc. (a)	156,150	$1,158,633
Pan American Silver Corp.	48,300	1,278,984
		2,437,617

Healthcare - 6.91%
Amedisys, Inc. (a)	18,350	1,056,593
AmSurg Corp. (a)	53,050	1,099,196
Healthspring, Inc. (a)	60,025	1,056,440
Inverness Medical Innovations, Inc. (a)	24,125	959,693
LifePoint Hospitals, Inc. (a)	30,520	1,165,254
MEDNAX, Inc. (a)	20,675	1,135,885
Owens & Minor, Inc.	37,125	1,167,581
Teleflex, Inc.	18,400	1,128,288
		8,768,930

Industrials - 4.79%
Curtiss-Wright Corp.	33,975	1,211,888
EnerSys (a)	47,825	1,237,711
Esterline Technologies Corp. (a)	23,900	1,333,142
GrafTech International, Ltd. (a)	82,900	1,397,694
RINO International Corp. (a)	52,384	902,052
		6,082,487

Information Technology - 7.38%
Anixter International, Inc. (a)	26,125	1,368,950
CACI International, Inc. - Class A (a)	22,625	1,073,104
DST Systems, Inc.	22,900	972,105
EarthLink, Inc.	136,225	1,228,749
Jabil Circuit, Inc.	70,500	1,080,060
Jack Henry & Associates, Inc.	47,125	1,202,630
Lexmark International, Inc. - Class A (a)	31,800	1,178,190
Synaptics, Inc. (a)	41,350	1,266,137
		9,369,925

Insurance - 6.73%
Allied World Assurance Company Holdings, Ltd.	26,350	1,148,070
Argo Group International Holdings, Ltd.	39,393	1,299,575
Aspen Insurance Holdings, Ltd.	39,650	1,069,757
Endurance Specialty Holdings, Ltd.	31,950	1,177,357
Hanover Insurance Group, Inc.	27,475	1,237,749
Platinum Underwriters Holdings, Ltd.	30,575	1,137,696
Protective Life Corp.	60,833	1,464,250
		8,534,454

Leisure - 1.00%
International Speedway Corp. - Class A	41,525	1,269,004

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 89.85% - continued	Shares	Value

Manufacturing - 2.03%
Ameron International Corp.	18,518	$1,284,964
Barnes Group, Inc.	62,075	1,291,160
		2,576,124

Mining - 0.91%
Thompson Creek Metals Co., Inc. (a)	90,475	1,159,889

Oil & Natural Gas - 8.90%
Atwood Oceanics, Inc. (a)	32,600	1,186,966
Cal Dive International, Inc. (a)	159,850	1,048,616
Contango Oil & Gas Co. (a)	20,750	1,139,175
Forest Oil Corp. (a)	43,250	1,267,225
St. Mary Land & Exploration Co.	34,775	1,399,346
Superior Energy Services, Inc. (a)	59,150	1,600,599
Tesoro Corp.	89,874	1,181,843
Vectren Corp.	47,325	1,183,598
W&T Offshore, Inc.	135,623	1,284,350
		11,291,718

Restaurants - 1.82%
Brinker International, Inc.	61,950	1,147,314
Sonic Corp. (a)	98,767	1,156,562
		2,303,876

Retail - 2.86%
Cash America International, Inc.	28,792	1,067,032
Regis Corp.	67,450	1,289,644
Ruddick Corp.	36,025	1,273,123
		3,629,799

Semiconductors - 0.97%
Microsemi Corp. (a)	74,125	1,227,510

Services - 5.97%
EMCOR Group, Inc. (a)	42,950	1,226,652
GATX Corp.	41,975	1,370,064
Geo Group, Inc. (a)	55,842	1,182,734
Kelly Services, Inc. - Class A (a)	80,200	1,289,616
Life Time Fitness, Inc. (a)	32,350	1,189,186
Tutor Perini Corp. (a)	54,034	1,311,405
		7,569,657

Steel - 0.86%
Reliance Steel & Aluminum Co.	22,425	1,094,564

Telecommunications - 2.88%
CommScope, Inc. (a)	42,150	1,373,247
Iowa Telecommunications Services, Inc.	59,800	1,007,032
Plantronics, Inc.	38,475	1,277,370
		3,657,649

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 89.85% - continued	Shares	Value

Transportation - 3.88%
Brink's Co. / The	44,050	$1,173,051
Diana Shipping, Inc. (a)	83,225	1,275,007
Genesee & Wyoming, Inc. - Class A (a)	34,500	1,348,950
Ryder System, Inc.	24,250	1,128,110
		4,925,118

TOTAL COMMON STOCKS (Cost $92,746,812)		114,002,352

Real Estate Investment Trusts - 4.93%

Alexandria Real Estate Equities, Inc.	18,025	1,276,350
Anworth Mortgage Asset Corp.	165,975	1,113,692
CBL & Associates Properties, Inc.	100,425	1,466,205
Hospitality Properties Trust	42,800	1,133,772
HRPT Properties Trust	160,550	1,258,712

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,509,332)		6,248,731

Money Market Securities - 4.95%

Huntington Money Market Fund - Trust Shares, 0.01% (b)	6,285,233	6,285,233

TOTAL MONEY MARKET SECURITIES (Cost $6,285,233)		6,285,233

TOTAL INVESTMENTS (Cost $103,541,377) - 99.73%		$126,536,316

Other assets less liabilities - 0.27%		344,679

TOTAL NET ASSETS - 100.00%		$126,880,995

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2010.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 97.60%	Shares	Value

Banks - 6.63%
Banco Santander SA (b)	4,669	$57,615
Canadian Imperial Bank of Commerce	1,221	89,585
DBS Group Holdings, Ltd. (b)	1,781	79,700
Erste Group Bank AG (b)	3,817	85,310
National Bank of Greece S.A. (b)	13,948	45,470
State Street Corp.	1,776	77,256
United Overseas Bank, Ltd. (b)	2,755	80,171
		515,107

Consumer Goods - 5.29%
Altria Group, Inc.	3,890	82,429
Kao Corp. (b)	3,284	78,816
Molson Coors Brewing Co. - Class B	1,751	77,674
Reynolds American, Inc.	1,476	78,848
Sara Lee Corp.	6,540	92,999
		410,766

Diversified Conglomerates - 1.14%
Keppel Corp., Ltd. (b)	6,225	88,457

Electric Power - 12.55%
AES Corp. (a)	5,682	65,570
American Electric Power Co., Inc. (AEP)	2,190	75,117
Constellation Energy Group, Inc.	2,293	81,058
Dominion Resources, Inc.	2,014	84,185
DTE Energy Co.	1,800	86,706
Edison International	2,241	77,023
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (b)	1,441	66,934
Enersis S.A. (b)	3,332	66,273
Exelon Corp.	1,613	70,311
FirstEnergy Corp.	1,691	64,038
FPL Group, Inc.	1,545	80,417
Progress Energy, Inc.	2,035	81,237
Public Service Enterprise Group, Inc.	2,385	76,630
		975,499

Electronics - 1.13%
Garmin, Ltd.	2,352	87,918

Healthcare - 6.72%
Aetna, Inc.	2,407	71,127
Amgen, Inc. (a)	1,415	81,164
Cardinal Health, Inc.	2,461	85,372
CIGNA Corp.	2,109	67,615
Humana, Inc. (a)	1,715	78,410
UnitedHealth Group, Inc.	2,394	72,562
WellPoint, Inc. (a)	1,225	65,905
		522,155

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 97.60% - continued	Shares	Value

Industrials - 5.62%
General Dynamics Corp.	1,126	$85,981
L-3 Communications Holdings, Inc.	889	83,184
Lockheed Martin Corp.	1,037	88,031
Northrop Grumman Corp.	1,371	92,995
Raytheon Co.	1,487	86,692
		436,883

Information Technology - 1.87%
Computer Sciences Corp. (a)	1,401	73,398
Symantec Corp. (a)	4,292	71,977
		145,375

Insurance - 10.99%
ACE, Ltd.	1,641	87,285
Aflac, Inc.	1,554	79,192
Allstate Corp.	2,525	82,492
Aon Corp.	2,071	87,935
Chubb Corp.	1,602	84,698
Fairfax Financial Holdings, Ltd.	205	77,312
Principal Financial Group, Inc.	3,056	89,296
Progressive Corp.	4,566	91,731
Travelers Companies, Inc. / The	1,623	82,351
Unum Group	3,760	92,007
		854,299

Oil & Natural Gas - 16.01%
Chesapeake Energy Corp.	2,814	66,973
China Petroleum & Chemical Corp. (Sinopec) (b)	919	73,759
Diamond Offshore Drilling, Inc.	756	59,800
Ecopetrol SA (b)	304	8,658
El Paso Corp.	7,317	88,536
EnCana Corp.	2,286	75,598
Eni S.p.A. (b)	1,501	66,719
Gazprom (b)	3,077	71,448
LUKOIL (b)	1,344	77,146
Marathon Oil Corp.	2,410	77,482
MOL Hungarian Oil and Gas PLC (a) (b)	1,538	77,869
National-Oilwell Varco, Inc.	1,689	74,367
Noble Corp.	1,806	71,319
Sempra Energy	1,444	71,016
Talisman Energy, Inc.	4,098	69,830
Technip SA (b)	1,068	85,707
Total SA (b)	1,196	65,038
Transocean, Ltd. (a)	868	62,887
		1,244,152

Pharmaceuticals - 5.56%
AstraZeneca PLC (b)	1,675	74,085

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 97.60% - continued	Shares	Value

Pharmaceuticals - 5.56% - continued
Eli Lilly and Co.	2,221	$77,668
Forest Laboratories, Inc. (a)	2,510	68,423
Merck & Co., Inc.	2,164	75,827
Pfizer, Inc.	4,185	69,973
Sanofi-Aventis (b)	1,929	65,798
		431,774

Retail - 4.53%
AutoZone, Inc. (a)	513	94,910
Delhaize Group (b)	1,007	83,349
Kroger Co.	3,874	86,119
Safeway, Inc.	3,700	87,320
		351,698

Services - 2.05%
Apollo Group, Inc. - Class A (a)	1,328	76,240
Fluor Corp.	1,577	83,329
		159,569

Steel - 1.14%
Companhia Siderurgica Nacional S.A. (CSN) (b)	4,738	88,364

Telecommunications - 16.37%
BCE, Inc.	2,943	88,584
CenturyTel, Inc.	2,239	76,372
France Telecom SA (b)	3,098	68,156
Hellenic Telecommunications Organization SA (OTE) (b)	10,181	57,624
Nippon Telegraph and Telephone Corp. (NTT) (b)	3,811	77,325
Portugal Telecom, SGPS, S.A. (b)	6,552	66,241
Qwest Communications International, Inc.	17,337	90,673
Singapore Telemmunications, Ltd. (b)	3,682	81,041
SK Telecom Co., Ltd. (b)	4,618	85,479
Swisscom AG (b)	2,061	69,497
Telecom Italia S.p.A. (b)	5,144	71,244
Telefonica S.A. (b)	981	66,492
Telefonos de Mexico SAB de CV (Telmex) (b)	4,782	73,404
Telesp - Telecomunicacoes de Sao Paulo S.A. (b)	3,202	62,695
Telus Corp.	2,470	87,216
Verizon Communications, Inc.	2,472	71,416
Vodafone Group Plc (b)	3,520	78,144
		1,271,603

TOTAL COMMON STOCKS (Cost $7,044,489)		7,583,619

Real Estate Investment Trusts - 1.00%

Annaly Capital Management, Inc.	4,569	77,445

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $67,828)		77,445

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Money Market Securities - 1.13%	Shares	Value

Huntington Money Market Fund - Trust Shares, 0.01% (c)	87,846	$87,846

TOTAL MONEY MARKET SECURITIES (Cost $87,846)		87,846

TOTAL INVESTMENTS (Cost $7,200,163) - 99.73%		$7,748,910

Other assets less liabilities - 0.27%		21,305

TOTAL NET ASSETS - 100.00%		$7,770,215

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at April 30, 2010.

DIVERSIFICATION OF ASSETS:		Percentage of
		Net Assets
Austria		1.10%
Belgium		1.07%
Brazil		1.94%
Canada		6.28%
Cayman Islands		1.13%
Chile		1.72%
China		0.95%
Colombia		0.11%
France		3.66%
Greece		1.33%
Hungary		1.00%
Japan		2.01%
Italy		1.78%
Mexico		0.95%
Portugal		0.85%
Russia		1.91%
Singapore		3.21%
South Africa		1.03%
South Korea		1.10%
Spain		1.60%
Switzerland		3.75%
United Kingdom		1.96%
United States		58.16%
Total		98.60%
Other assets (including money market)		1.40%
Grand Total		100.00%

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments
April 30, 2010
(Unaudited)

Common Stocks - 99.94%	Shares	Value

Banks - 13.80%
Banco Bilbao Vizcaya Argentaria, S.A. (a)	459	$6,027
Banco Santander SA (a)	486	5,997
Bank of Montreal	78	4,835
Barclays PLC (a)	274	5,595
Deutsche Bank AG (b)	92	6,318
HSBC Holdings plc (a)	142	7,226
KB Financial Group, Inc. (a)	139	6,783
		42,781

Chemicals - 1.79%
Agrium, Inc.	88	5,554

Consumer Goods - 8.45%
British American Tobacco plc (a)	113	7,170
Coca-Cola Femsa, S.A.B. de C.V. (a)	83	5,810
Diageo plc (a)	85	5,792
Unilever PLC (a)	247	7,435
		26,207

Electric Power - 2.13%
E. ON AG (a)	179	6,612

Electronics - 3.32%
China Digital TV Holding Co., Ltd. (a) (c)	719	4,824
Siemens AG (a)	56	5,468
		10,292

Financial Services - 4.47%
Net 1 UEPS Technologies, Inc. (c)	344	5,642
Nomura Holdings, Inc. (a)	1,191	8,206
		13,848

Gold & Silver Ores - 6.64%
AngloGold Ashanti, Ltd. (a)	85	3,558
Barrick Gold Corp.	128	5,574
Silver Wheaton Corp. (c)	347	6,773
Yamana Gold, Inc.	431	4,685
		20,590

Healthcare - 5.50%
China Medical Technologies, Inc. (a)	441	6,121
Covidien Plc	108	5,183
Smith & Nephew plc (a)	111	5,761
		17,065

Industrials - 5.71%
ABB, Ltd. (a)	268	5,135
BAE Systems plc (a)	308	6,514
Chicago Bridge & Iron Co. N.V. (c) (d)	259	6,071
		17,720

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Common Stocks - 99.94% - continued	Shares	Value

Insurance - 7.39%
Allianz SE (a)	590	$6,691
ING Groep N.V. (a) (c)	717	6,360
Prudential plc (a)	190	3,312
Willis Group Holdings PLC	190	6,545
		22,908

Leisure - 1.95%
Carnival plc (a)	140	6,034

Mining - 1.03%
BHP Billiton, Ltd. (a)	44	3,203

Oil & Natural Gas - 19.50%
BASF SE (a)	74	4,296
BP plc (a)	118	6,154
EnCana Corp.	85	2,811
Eni S.p.A. (a)	109	4,845
Ensco plc (a)	111	5,237
LUKOIL (a)	92	5,281
Nexen, Inc.	265	6,434
Royal Dutch Shell PLC (a)	131	8,220
Sasol (a)	117	4,756
Statoil ASA (a)	254	6,139
Total SA (a)	116	6,308
		60,481

Pharmaceuticals - 5.64%
AstraZeneca PLC (a)	144	6,369
GlaxoSmithKline plc (a)	151	5,631
Sanofi-Aventis (a)	161	5,492
		17,492

Retail - 1.90%
Delhaize Group (a)	71	5,877

Telecommunications - 6.63%
Nokia Corp. (a)	500	6,080
SK Telecom Co., Ltd. (a)	424	7,848
Vodafone Group Plc (a)	298	6,616
		20,544

Transportation - 3.05%
Seaspan Corp.	425	4,977
Ship Finance International, Ltd.	226	4,475
		9,452

Utilities - 1.04%
Companhia de Saneamento Basico do Estado de Sao Paulo (a)	82	3,227

TOTAL COMMON STOCKS (Cost $291,696)		309,887

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
April 30, 2010
(Unaudited)

Money Market Securities - 4.41%	Shares	Value

Huntington U.S. Treasury Money Market Fund - Trust Shares, 0.01% (e)	13,693	$13,693

TOTAL MONEY MARKET SECURITIES (Cost $13,693)		13,693

TOTAL INVESTMENTS (Cost $305,389) - 104.35%		$323,580

Liabilities in excess of other assets - (4.35)%		(13,499)

TOTAL NET ASSETS - 100.00%		$310,081

(a) American Depositary Receipt.
(b) Global Registered Shares.
(c) Non-income producing.
(d) New York Registry.
(e) Variable rate security; the money market rate shown represents the rate at April 30, 2010.

DIVERSIFICATION OF ASSETS:		Percentage of
		Net Assets
Australia		1.03%
Belgium		1.90%
Bermuda		1.44%
Brazil		1.04%
Canada		11.82%
Cayman Islands		3.53%
Finland		1.96%
France		3.81%
Germany		9.48%
Japan		2.65%
Ireland		3.78%
Italy		1.56%
Marshall Islands		1.61%
Mexico		1.87%
Netherlands		6.66%
Norway		1.98%
Russia		1.70%
South Africa		2.68%
South Korea		4.72%
Spain		3.88%
Switzerland		1.66%
United Kingdom		27.36%
United States		1.82%
Total		99.94%
Other assets (including money market)		0.06%
Grand Total		100.00%

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Assets and Liabilities
April 30, 2010
(Unaudited)

	Dreman	Dreman	Dreman	Dreman
	High	Contrarian	Contrarian	Market
	Opportunity	Mid Cap	Small Cap	Over-Reaction
	Fund	Value Fund	Value Fund	Fund

Assets:
Investments in securities
At cost	$ 68,778,551	$ 846,020	$ 103,541,377	$ 7,200,163
At value	$ 78,927,039	$ 916,260	$ 126,536,316	$ 7,748,910

Receivable for Fund shares sold	565,691	-	439,554	-
Receivable for investments sold	-	-	250,105	-
Interest receivable	9	-	52	-
Dividends receivable	20,788	791	116,460	21,040
Receivable from Advisor (a)	-	12,378	-	9,603
Prepaid expenses	35,578	7,768	29,043	7,375
Total assets	79,549,105	937,197	127,371,530	7,786,928

Liabilities:
Payable for investments purchased	1,179,543	-	259,500	-
Payable for Fund shares redeemed	2,794	-	102,163	-
Payable to administrator	576	117	8,740	1,163
Payable to custodian	497	902	7,863	3,456
Payable to Advisor (a)	5,358	-	49,296	-
Accrued 12b-1 fees	3	8	52,102	3
Accrued trustee fees	2,405	1,832	1,804	1,832
Other accrued expenses	8,708	10,242	9,067	10,259
Total liabilities	1,199,884	13,101	490,535	16,713

Net Assets:	$ 78,349,221	$ 924,096	$ 126,880,995	$ 7,770,215

Net Assets consist of:
Paid in capital	$ 66,408,840	$ 1,365,109	$ 112,149,432	$ 6,607,253
Accumulated undistributed net investment income	246,521	1,228	89,258	23,245
Accumulated undistributed net realized gain (loss) on
investments and futures contracts	1,545,372	(512,481)	(8,352,634)	590,970
Net unrealized appreciation (depreciation) on
investments	10,148,488	70,240	22,994,939	548,747

Net Assets:	$ 78,349,221	$ 924,096	$ 126,880,995	$ 7,770,215

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Assets and Liabilities - continued
April 30, 2010	Dreman		Dreman		Dreman	Dreman
(Unaudited)	High		Contrarian		Contrarian	Market
	Opportunity		Mid Cap		Small Cap	Over-Reaction
Net Assets (unlimited number of shares authorized)	Fund		Value Fund		Value Fund	Fund

Class A:

Net Assets	$ 552.33	(b)	$ 41,522		$ 80,877	$ 517.63	(b)

Shares outstanding	57.938		4,017		4,344	60.931

Net asset value, offering and redemption price per share	$ 9.53		$ 10.34		$ 18.62	$ 8.50

Class C:

Net Assets	$ 551.21	(b)	$ 564.47	(b)	N/A	$ 516.08	(b)

Shares outstanding	57.900		54.782		N/A	60.889

Net asset value and offering price per share	$ 9.52		$ 10.30		N/A	$ 8.48

Minimum redemption price per share (NAV * 0.99) (c)	$ 9.42		$ 10.20		N/A	$ 8.40

Retail Class:

Net Assets	N/A		N/A		$ 106,887,252	N/A

Shares outstanding	N/A		N/A		5,729,212	N/A

Net asset value and offering price per share	N/A		N/A		$ 18.66	N/A

Redemption price per share (NAV * 0.99) (d)	N/A		N/A		$ 18.47	N/A

Institutional Class:

Net Assets	$ 78,348,118		$ 882,010		$ 19,912,866	$ 7,769,181

Shares outstanding	8,188,482		85,231		1,065,876	911,797

Net asset value, offering and redemption price per share	$ 9.57		$ 10.35		$ 18.68	$ 8.52

(a) See Note 4 in the Notes to the Financial Statements.
(b) Due to the small size of the share class, net assets and shares outstanding are presented unrounded.
(c) A contingent deferred sales charge ('CDSC") of 1.00% may be charged on shares held less than 12 months.
(d) A redemption fee of 1.00% is charged on shares held less than 60 days.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Assets and Liabilities - continued
April 30, 2010
(Unaudited)

Dreman
Contrarian
International
Value Fund

Assets:
Investments in securities
At cost	$305,389
At value	$323,580

Dividends receivable	1,142
Receivable from Advisor (a)	5,771
Prepaid expenses	2,707
Total assets	333,200

Liabilities:
Payable for investments purchased	10,248
Payable to administrator	40
Payable to custodian	569
Accrued 12b-1 fees	127
Accrued trustee fees	1,832
Other accrued expenses	10,303
Total liabilities	23,119

Net Assets:	$310,081

Net Assets consist of:
Paid in capital	$285,762
Accumulated undistributed net investment income	909
Accumulated undistributed net realized gain (loss) on investments	5,219
Net unrealized appreciation (depreciation) on investments	18,191

Net Assets:	$310,081

Shares outstanding (unlimited number of shares authorized)	25,100

Net asset value and offering price per share	$12.35

Redemption Price per share (NAV * 0.99) (b)	$12.23

(a) See Note 4 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than 60 days.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Operations
For the six months ended April 30, 2010
(Unaudited)

	Dreman	Dreman	Dreman	Dreman	Dreman
	High	Contrarian	Contrarian	Market	Contrarian
	Opportunity	Mid Cap	Small Cap	Over-Reaction	International
	Fund	Value Fund	Value Fund	Fund	Value Fund

Investment Income
Dividend income
(Net of foreign withholding tax of $788, $35,
$181, $4,000 and $150, respectively)	$608,302	$11,530	$854,713	$115,075	$2,950
Interest income	50	1	302	2	-
Total Income	608,352	11,531	855,015	115,077	2,950

Expenses
Investment Advisor fee (a)	201,213	3,468	447,204	28,566	1,097
12b-1 expense:
Class A	1	11	13	1	-
Class C	2	2	-	2	-
Retail Class	-	-	110,354	-	274
Administration expenses (a)	102,584	32,021	132,048	39,541	240
Custodian expenses	34,779	2,680	17,869	3,489	2,985
Registration expenses	20,830	5,218	16,264	3,591	309
Legal expenses	17,323	17,931	17,557	17,959	17,930
Out-of-Pocket expenses	6,723	1,427	14,157	1,160	121
Auditing expenses	6,321	6,444	6,360	6,443	5,956
CCO expenses	5,491	999	13,675	1,254	30
Trustee fees and expenses	3,346	2,773	2,745	2,773	2,773
Miscellaneous expenses	3,132	3,227	3,053	2,956	1,373
Pricing expenses	2,305	3,171	3,543	3,787	2,486
Printing expenses	241	26	20,708	87	49
Insurance expenses	142	119	379	91	89
Total Expenses	404,433	79,517	805,929	111,700	35,712
Fees waived and expenses reimbursed by
Advisor (a)	(169,678)	(75,411)	(169,415)	(79,320)	(33,902)
12b-1 fees waived by Advisor (a)	-	-	-	-	(147)
Net operating expenses	234,755	4,106	636,514	32,380	1,663
Net Investment Income	373,597	7,425	218,501	82,697	1,287

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities	3,200,524	31,092	5,538,732	705,074	5,938
Change in unrealized appreciation (depreciation)
on investment securities	6,074,973	102,875	13,961,884	(133,844)	9,179
Net realized and unrealized gain (loss) on
investment securities	9,275,497	133,967	19,500,616	571,230	15,117
Net increase (decrease) in net assets resulting
from operations	$9,649,094	$141,392	$19,719,117	$653,927	$16,404

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman High Opportunity Fund

	Six months ended
	April 30, 2010		Year ended
	(Unaudited)	(a)	October 31, 2009
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$373,597		$278,193
Net realized gain (loss) on investment securities	3,200,524		(1,429,515)
Change in unrealized appreciation (depreciation) on investment securities	6,074,973		6,190,031
Net increase (decrease) in net assets resulting from operations	9,649,094		5,038,709

Distributions:
From net investment income, Class A	(3)		-
From net investment income, Class C	(3)		-
From net investment income, Institutional Class	(400,258)		(59,224)
Total distributions	(400,264)		(59,224)

Capital Share Transactions - Class A:
Proceeds from shares sold	500		-
Reinvestment of distributions	3		-
Net increase (decrease) in net assets resulting
from share transactions	503		-

Capital Share Transactions - Class C:
Proceeds from shares sold	500		-
Reinvestment of distributions	3		-
Net increase (decrease) in net assets resulting
from share transactions	503		-

Capital Share Transactions - Institutional Class:
Proceeds from shares sold	35,923,104		47,041,297
Reinvestment of distributions	399,754		59,224
Amount paid for shares redeemed	(18,088,958)		(5,930,247)
Proceeds from redemption fees	-		49	(b)
Net increase (decrease) in net assets resulting
from share transactions	18,233,900		41,170,323

Total Increase (Decrease) in Net Assets	27,483,736		46,149,808

Net Assets:
Beginning of period	50,865,485		4,715,677

End of period	$78,349,221		$50,865,485

Accumulated undistributed net investment income
included in net assets at end of period	$246,521		$273,188

(a) Classes A & C commenced operations on November 20, 2009.
(b) A redemption fee of 1.00% was charged on shares held less than one year for the period of November 1, 2008 through May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman Contrarian Mid Cap Value Fund

	Six months ended
	April 30, 2010		Year ended
	(Unaudited)	(a)	October 31, 2009
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$7,425		$23,051
Net realized gain (loss) on investment securities	31,092		(399,983)
Change in unrealized appreciation (depreciation) on investment securities	102,875		655,181
Net increase (decrease) in net assets resulting from operations	141,392		278,249

Distributions:
From net investment income, Class A	(14)		-
From net investment income, Class C	(14)		-
From net investment income, Institutional Class	(21,573)		(20,271)
Total distributions	(21,601)		(20,271)

Capital Share Transactions - Class A:
Proceeds from shares sold	39,876		-
Reinvestment of distributions	14		-
Net increase (decrease) in net assets resulting
from share transactions	39,890		-

Capital Share Transactions - Class C:
Proceeds from shares sold	500		-
Reinvestment of distributions	14		-
Net increase (decrease) in net assets resulting
from share transactions	514		-

Capital Share Transactions - Institutional Class:
Proceeds from shares sold	12,500		45,253
Reinvestment of distributions	21,526		20,250
Amount paid for shares redeemed	(7,003)		(866,355)
Proceeds from redemption fees	-		269	(b)
Net increase (decrease) in net assets resulting
from share transactions	27,023		(800,583)

Total Increase (Decrease) in Net Assets	187,218		(542,605)

Net Assets:
Beginning of period	736,878		1,279,483

End of period	$924,096		$736,878

Accumulated undistributed net investment income
included in net assets at end of period	$1,228		$15,404

(a) Classes A & C commenced operations on November 20, 2009.
(b) A redemption fee of 1.00% was charged on shares held less than one year for the period of November 1, 2008 through May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman Small Cap Value Fund

	Six months ended
	April 30, 2010		Year ended
	(Unaudited)	(a)	October 31, 2009
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$218,501		$365,768
Net realized gain (loss) on investment securities	5,538,732		(13,459,076)
Change in unrealized appreciation (depreciation) on investment securities	13,961,884		27,976,649
Net increase (decrease) in net assets resulting from operations	19,719,117		14,883,341

Distributions:
From net investment income, Class A	(4)		-
From net investment income, Retail Class	(638,289)		(210,745)
From net investment income, Institutional Class	(131,277)		(19,184)
From net realized gain, Retail Class	-		(234,120)
From net realized gain, Institutional Class	-		(21,312)
Total distributions	(769,570)		(485,361)

Capital Share Transactions - Class A:
Proceeds from shares sold	85,000		-
Reinvestment of distributions	4		-
Amount paid for shares redeemed	(5,703)		-
Net increase (decrease) in net assets resulting
from share transactions	79,301		-

Capital Share Transactions - Retail Class:
Proceeds from shares sold	33,650,408		48,469,879
Reinvestment of distributions	631,151		440,619
Amount paid for shares redeemed	(15,581,037)		(34,256,968)
Proceeds from redemption fees (b)	5,087		46,963
Net increase (decrease) in net assets resulting
from share transactions	18,705,609		14,700,493

Capital Share Transactions - Institutional Class:
Proceeds from shares sold	3,245,542		9,520,338
Reinvestment of distributions	42,974		30,775
Amount paid for shares redeemed	(1,893,423)		(1,448,915)
Net increase (decrease) in net assets resulting
from share transactions	1,395,093		8,102,198

Total Increase (Decrease) in Net Assets	39,129,550		37,200,671

Net Assets:
Beginning of period	87,751,445		50,550,774

End of period	$126,880,995		$87,751,445

Accumulated undistributed net investment income
included in net assets at end of period	$89,258		$640,327

(a) Class A commenced operations on November 20, 2009.
(b) A redemption fee of 1.00% was charged on shares held less than one year for the period of November 1, 2008 through May 31, 2009.
Effective June 1, 2009, the holding period was lowered to 60 days.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman Market Over-Reaction Fund

	Six months ended
	April 30, 2010		Year ended
	(Unaudited)	(a)	October 31, 2009
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$82,697		$50,766
Net realized gain (loss) on investment securities	705,074		232,313
Change in unrealized appreciation (depreciation) on investment securities	(133,844)		817,075
Net increase (decrease) in net assets resulting from operations	653,927		1,100,154

Distributions:
From net investment income, Class A	(8)		-
From net investment income, Class C	(7)		-
From net investment income, Institutional Class	(116,388)		(7,440)
Total distributions	(116,403)		(7,440)

Capital Share Transactions - Class A:
Proceeds from shares sold	500		-
Reinvestment of distributions	8		-
Net increase (decrease) in net assets resulting
from share transactions	508		-

Capital Share Transactions - Class C:
Proceeds from shares sold	500		-
Reinvestment of distributions	7		-
Net increase (decrease) in net assets resulting
from share transactions	507		-

Capital Share Transactions - Institutional Class:
Proceeds from shares sold	-		5,429,730
Reinvestment of distributions	116,388		7,440
Amount paid for shares redeemed	(30)		(78,049)
Net increase (decrease) in net assets resulting
from share transactions	116,358		5,359,121

Total Increase (Decrease) in Net Assets	654,897		6,451,835

Net Assets:
Beginning of period	7,115,318		663,483

End of period	$7,770,215		$7,115,318

Accumulated undistributed net investment income
included in net assets at end of period	$23,245		$56,951

(a) Classes A & C commenced operations on November 20, 2009.
(b) A redemption fee of 1.00% was charged on shares held less than one year for the period of November 1, 2008 through May 31, 2009.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman Contrarian International Value Fund

	Six months ended
	April 30, 2010	Year ended
	(Unaudited)	October 31, 2009
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$1,287	$2,276
Net realized gain (loss) on investment securities	5,938	26,144
Change in unrealized appreciation (depreciation) on investment securities	9,179	20,023
Net increase (decrease) in net assets resulting from operations	16,404	48,443

Distributions:
From net investment income	(4,470)	-
From net realized gain	(24,547)	-
Total distributions	(29,017)	-

Capital Share Transactions - Retail Class:
Proceeds from shares sold	131,780	25,000
Reinvestment of distributions	29,017	-
Net increase (decrease) in net assets resulting
from share transactions	160,797	25,000

Total Increase (Decrease) in Net Assets	148,184	73,443

Net Assets:
Beginning of period	161,897	88,454

End of period	$310,081	$161,897

Accumulated undistributed net investment income
included in net assets at end of period
	$909	$4,092

Capital Share Transactions - Retail Class:
Shares sold	11,102	1,648
Shares issued in reinvestment of distributions	2,350	-

Net increase (decrease) from capital share transactions	13,452	1,648

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets
Capital Share Transactions

	Dreman High Opportunity Fund

	Six months ended
	April 30, 2010		Year ended
	(Unaudited)	(a)	October 31, 2009

Capital Share Transactions - Class A:
Shares sold	58		-
Shares issued in reinvestment of distributions	-	*	-

Net increase (decrease) from capital share transactions	58		-

Capital Share Transactions - Class C:
Shares sold	58		-
Shares issued in reinvestment of distributions	-	*	-

Net increase (decrease) from capital share transactions	58		-

Capital Share Transactions - Institutional Class:
Shares sold	3,983,625		6,244,421
Shares issued in reinvestment of distributions	44,916		8,813
Shares redeemed	(2,016,690)		(719,846)

Net increase (decrease) from capital share transactions	2,011,851		5,533,388

* Shares reinvested amounted to less that 0.500 shares.
(a) Classes A & C commenced operations on November 20, 2009.

	Dreman Contrarian Mid Cap Value Fund

	Six months ended
	April 30, 2010		Year ended
	(Unaudited)	(a)	October 31, 2009

Capital Share Transactions - Class A:
Shares sold	4,016		-
Shares issued in reinvestment of distributions	1		-

Net increase (decrease) from capital share transactions	4,017		-

Capital Share Transactions - Class C:
Shares sold	53		-
Shares issued in reinvestment of distributions	2		-

Net increase (decrease) from capital share transactions	55		-

Capital Share Transactions - Institutional Class:
Shares sold	1,210		5,990
Shares issued in reinvestment of distributions	2,242		2,965
Shares redeemed	(727)		(103,575)

Net increase (decrease) from capital share transactions	2,725		(94,620)

(a) Classes A & C commenced operations on November 20, 2009.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets
Capital Share Transactions - continued

	Dreman Small Cap Value Fund

	Six months ended
	April 30, 2010		Year ended
	(Unaudited)	(a)	October 31, 2009

Capital Share Transactions - Class A:
Shares sold	4,683		-
Shares issued in reinvestment of distributions	-	*	-
Shares redeemed	(339)		-

Net increase (decrease) from capital share transactions	4,344		-

Capital Share Transactions - Retail Class:
Shares sold	1,947,289		3,847,474
Shares issued in reinvestment of distributions	37,105		34,970
Shares redeemed	(901,239)		(2,662,757)

Net increase (decrease) from capital share transactions	1,083,155		1,219,687

Capital Share Transactions - Institutional Class:
Shares sold	185,165		785,494
Shares issued in reinvestment of distributions	2,526		2,435
Shares redeemed	(111,511)		(112,039)

Net increase (decrease) from capital share transactions	76,180		675,890

* Shares reinvested amounted to less that 0.500 shares.
(a) Class A commenced operations on November 20, 2009.

	Dreman Market Over-Reaction Fund

	Six months ended
	April 30, 2010		Year ended
	(Unaudited)	(a)	October 31, 2009

Capital Share Transactions - Class A:
Shares sold	60		-
Shares issued in reinvestment of distributions	1		-

Net increase (decrease) from capital share transactions	61		-

Capital Share Transactions - Class C:
Shares sold	60		-
Shares issued in reinvestment of distributions	1		-

Net increase (decrease) from capital share transactions	61		-

Capital Share Transactions - Institutional Class:
Shares sold	-		794,533
Shares issued in reinvestment of distributions	13,741		1,415
Shares redeemed	(3)		(15,183)

Net increase (decrease) from capital share transactions	13,738		780,765

(a) Classes A & C commenced operations on November 20, 2009.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout the period)

	Dreman High
	Opportunity Fund,
	Class A

	For the period ended
	April 30, 2010
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$8.81

Income from investment operations
Net investment income	0.01
Net realized and unrealized gain (loss)	0.76
Total from investment operations	0.77

Less distributions to Shareholders:
From net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$9.53

Total Return (b)	8.80%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$1
Ratio of expenses to average net assets	1.54%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	1.87%	(d)
Ratio of net investment income to
average net assets	0.21%	(d)
Ratio of net investment income to average
net assets before waiver & reimbursement	(0.12)%	(d)
Portfolio turnover rate	24.62%

(a) For the period November 20, 2009 (commencement of operations) to April 30, 2010.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout the period)

	Dreman High
	Opportunity Fund,
	Class C

	For the period ended
	April 30, 2010
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$8.81

Income from investment operations
Net investment income	(0.01)
Net realized and unrealized gain (loss)	0.77
Total from investment operations	0.76

Less distributions to Shareholders:
From net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$9.52

Total Return (b)	8.61%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$1
Ratio of expenses to average net assets	1.99%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	2.02%	(d)
Ratio of net investment income to
average net assets	(0.25)%	(d)
Ratio of net investment income to average
net assets before waiver & reimbursement	(0.28)%	(d)
Portfolio turnover rate	24.62%

(a) For the period November 20, 2009 (commencement of operations) to April 30, 2010.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Large Cap Value Fund, Institutional Class

	Six Months ended		For the Years ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008		2007		2006		2005

Selected Per Share Data
Net asset value, beginning of period	$ 8.24		$ 7.33		$ 14.34		$ 13.90		$ 12.35		$ 11.03

Income from investment operations
Net investment income (loss)	0.05	(a)	0.10	(a)	0.19		0.22		0.17		0.16
Net realized and unrealized gain (loss)	1.33		0.90		(6.30)		1.09		1.87		1.39
Total from investment operations	1.38		1.00		(6.11)		1.31		2.04		1.55

Less distributions to Shareholders:
From net investment income	(0.05)		(0.09)		(0.23)		(0.18)		(0.17)		(0.15)
From net realized gain	-		-		(0.67)		(0.70)		(0.32)		(0.08)
Total distributions	(0.05)		(0.09)		(0.90)		(0.88)		(0.49)		(0.23)

Paid in capital from redemption fees	-		-	(b)	-	(b)	0.01		-	(b)	-	(b)

Net asset value, end of period	$ 9.57		$ 8.24		$ 7.33		$ 14.34		$ 13.90		$ 12.35

Total Return (c)	16.84%	(d)	13.96%		-45.17%		9.81%		17.02%		14.10%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 78,348		$ 50,865		$ 4,716		$ 9,381		$ 8,502		$ 6,227
Ratio of expenses to average net assets	0.70%	(e)	0.81%	(f) (g)	1.30%	(h)	1.30%	(h)	1.30%	(h)	1.30%	(h)
Ratio of expenses to average net assets
before waiver & reimbursement
by Advisor	1.20%	(e)	1.85%		3.19%		2.47%		2.73%		2.43%
Ratio of net investment income to
average net assets	1.11%	(e)	1.36%	(g)	1.66%	(h)	1.56%	(h)	1.41%	(h)	1.35%	(h)
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement by Advisor	0.61%	(e)	0.32%		(0.24)%		0.39%		(0.02)%		0.22%
Portfolio turnover rate	24.62%		39.48%		32.62%		24.65%		20.38%		13.07%

(a) Per share amount has been calculated using the average shares method.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestmentof dividends.
(d) Not annualized.
(e) Annualized.
(f) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 0.70%. Prior to that date, the expense cap was 1.30%.
(g) The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses.
Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.04%
higher and each net investment income ratio would have been 0.04% lower.
(h) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout the period)

	Dreman Contrarian
	Mid Cap Value Fund,
	Class A

	For the period ended
	April 30, 2010
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$9.48

Income from investment operations
Net investment income	0.01	(b)
Net realized and unrealized gain (loss)	1.11
Total from investment operations	1.12

Less distributions to Shareholders:
From net investment income	(0.26)
Total distributions	(0.26)

Net asset value, end of period	$10.34

Total Return (c)	12.05%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$42
Ratio of expenses to average net assets	1.54%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	19.60%	(e)
Ratio of net investment income to
average net assets	0.15%	(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	(17.91)%	(e)
Portfolio turnover rate	23.00%

(a) For the period November 20, 2009 (commencement of operations) to April 30, 2010.
(b) Per share amount has been calculated using the average shares method.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout the period)

	Dreman Contrarian
	Mid Cap Value Fund,
	Class C

	For the period ended
	April 30, 2010
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$9.48

Income from investment operations
Net investment income	0.03
Net realized and unrealized gain (loss)	1.04
Total from investment operations	1.07

Less distributions to Shareholders:
From net investment income	(0.25)
Total distributions	(0.25)

Net asset value, end of period	$10.30

Total Return (b)	11.54%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$1
Ratio of expenses to average net assets	2.20%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	21.55%	(d)
Ratio of net investment income to
average net assets	0.63%	(d)
Ratio of net investment income to average
net assets before waiver & reimbursement	(18.72)%	(d)
Portfolio turnover rate	23.00%

(a) For the period November 20, 2009 (commencement of operations) to April 30, 2010.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Mid Cap Value Fund, Institutional Class

	Six Months ended		For the Years ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008		2007		2006		2005

Selected Per Share Data
Net asset value, beginning of period	$ 8.93		$ 7.22		$ 14.03		$ 12.97		$ 12.66		$ 10.68

Income from investment operations
Net investment income	0.09		0.15	(a)	0.12		0.06		0.07		0.01
Net realized and unrealized gain (loss)	1.59		1.68		(5.31)	(b)	1.84		2.05		2.16
Total from investment operations	1.68		1.83		(5.19)		1.90		2.12		2.17

Less distributions to Shareholders:
From net investment income	(0.26)		(0.12)		(0.08)		(0.06)		(0.03)		(0.01)
From net realized gain	-		-		(1.56)		(0.79)		(1.78)		(0.18)
Total distributions	(0.26)		(0.12)		(1.64)		(0.85)		(1.81)		(0.19)

Paid in capital from redemption fees	-		-	(c)	0.02		0.01		-	(c)	-	(c)

Net asset value, end of period	$ 10.35		$ 8.93		$ 7.22		$ 14.03		$ 12.97		$ 12.66

Total Return (d)	19.09%	(e)	25.87%		-41.24%	(b)	15.37%		18.59%		20.52%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 882		$ 737		$ 1,279		$ 2,605		$ 1,732		$ 1,118
Ratio of expenses to average net assets	1.00%	(f)	1.22%	(g) (h)	1.40%	(i)	1.40%	(i)	1.40%	(i)	1.40%	(i)
Ratio of expenses to average net assets
before waiver & reimbursement
by Advisor	19.49%	(f)	8.12%		8.08%		6.42%		9.37%		11.46%
Ratio of net investment income to
average net assets	1.84%	(f)	1.96%	(h)	0.97%	(i)	0.46%	(i)	0.57%	(i)	0.06%	(i)
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement by Advisor	(16.65)%	(f)	(4.94)%		(5.72)%		(4.56)%		(7.40)%		(10.00)%
Portfolio turnover rate	23.00%		68.94%		52.45%		101.11%		52.48%		132.04%

(a) Per share amount has been calculated using the average shares method.
(b) Reimbursement of loss on investment violation is reflected. Had this loss not been reimbursed, the Fund's NAV would havebeen $0.03 lower and the total return for the year would have been -42.29%
(c) Redemption fees resulted in less than $0.005 per share in each period.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.40%.
(h) The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses.
Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.14%
higher and each net investment income ratio would have been 0.14% lower.
(i) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout the period)

	Dreman Contrarian
	Small Cap Value Fund,
	Class A

	For the period ended
	April 30, 2010
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$16.29

Income from investment operations
Net investment income	(0.03)	(b)
Net realized and unrealized gain (loss)	2.50
Total from investment operations	2.47

Less distributions to Shareholders:
From net investment income	(0.14)
Total distributions	(0.14)

Net asset value, end of period	$18.62

Total Return (c)	15.21%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$81
Ratio of expenses to average net assets	1.75%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.75%	(e)
Ratio of net investment income to
average net assets	0.44%	(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	0.44%	(e)
Portfolio turnover rate	20.79%

(a) For the period November 20, 2009 (commencement of operations) to April 30, 2010.
(b) Per share amount has been calculated using the average shares method.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Small Cap Value Fund, Retail Class

	Six Months ended		For the Years ended October 31,
	April 30, 2010
	(Unaudited)		2009		2008		2007		2006		2005

Selected Per Share Data
Net asset value, beginning of period	$ 15.59		$ 13.51		$ 18.83		$ 16.83		$ 12.98		$ 11.48

Income from investment operations
Net investment income (loss)	0.03		0.07		0.03		0.02		0.05		0.04
Net realized and unrealized gain
(loss)	3.17		2.12		(5.34)		1.99		3.85		1.69
Total from investment operations	3.20		2.19		(5.31)		2.01		3.90		1.73

Less distributions to Shareholders:
From net investment income	(0.13)		(0.06)		(0.03)		(0.04)		(0.06)		(0.02)
From net realized gain	-		(0.06)		-		-		-		(0.21)
Total distributions	(0.13)		(0.12)		(0.03)		(0.04)		(0.06)		(0.23)

Paid in capital from redemption fees	-	(a)	0.01		0.02		0.03		0.01		-	(a)

Net asset value, end of period	$ 18.66		$ 15.59		$ 13.51		$ 18.83		$ 16.83		$ 12.98

Total Return (b)	20.61%	(c)	16.51%		-28.14%		12.16%		30.20%		15.10%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 106,887		$ 72,442		$ 46,298		$ 41,374		$ 14,284		$ 3,366
Ratio of expenses to average net
assets	1.25%	(d)	1.38%	(e) (f)	1.50%	(g)	1.50%	(g)	1.50%	(g)	1.50%	(g)
Ratio of expenses to average net
assets before waiver & recoupment	1.57%	(d)	2.18%		1.70%		1.77%		3.49%		7.40%
by Advisor
Ratio of net investment income to
average net assets	0.37%	(d)	0.54%	(f)	0.25%	(g)	0.18%	(g)	0.28%	(g)	0.45%	(g)
Ratio of net investment income to
average net assets before waiver &
recoupment by Advisor	0.05%	(d)	(0.26)%		0.05%		(0.09)%		(1.71)%		(5.45)%
Portfolio turnover rate	20.79%		80.75%		46.95%		83.39%		77.43%		84.72%

(a) Redemption fees resulted in less than $0.005 per share in the period.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.
(e) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses (excluding 12b-1 expenses) at 1.00%. Prior to that date, the expense cap was 1.50%.
(f) Effective June 1, 2009, the Advisor discontinued the voluntary waiver of 12b-1 fees. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.12% higher and each net investment income ratio would have been 0.12% lower.
(g) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily waived these expenses each expense ratio would have been 0.25% higher and each net investment income (loss) ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian Small Cap Value Fund, Institutional Class

	Six Months ended		For the Years ended October 31,			For the
	April 30, 2010					Period ended
	(Unaudited)		2009		2008	October 31, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 15.47		$ 13.55		$ 18.86	$ 18.24

Income from investment operations
Net investment income	0.06		0.10	(b)	0.07	-	(c)
Net realized and unrealized gain (loss)	3.29		1.94		(5.35)	0.62
Total from investment operations	3.35		2.04		(5.28)	0.62

Less distributions to Shareholders:
From net investment income	(0.14)		(0.06)		(0.03)	-
From net realized gain	-		(0.06)		-	-
Total distributions	(0.14)		(0.12)		(0.03)	-

Net asset value, end of period	$ 18.68		$ 15.47		$ 13.55	$ 18.86

Total Return (d)	21.72%	(f)	15.27%		-28.05%	3.40%	(f)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 19,913		$ 15,309		4,253	756
Ratio of expenses to average net assets	1.00%	(g)	1.09%	(e)	1.25%	1.25%	(g)
Ratio of expenses to average net assets
before waiver & reimbursement
by Advisor	1.32%	(g)	2.06%		1.45%	1.70%	(g)
Ratio of net investment income to
average net assets	0.63%	(g)	0.74%		0.50%	(0.36)%	(g)
Ratio of net investment income (loss) to
average net assets before waiver &
reimbursement by Advisor	0.31%	(g)	(0.23)%		0.30%	(0.81)%	(g)
Portfolio turnover rate	20.79%		80.75%		46.95%	83.39%

(a) For the period August 22, 2007 (commencement of operations) to October 31, 2007.
(b) Per share amount has been calculated using the average shares method.
(c) Net investment (loss) resulted in less than $0.005 per share in the period.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 1.00%. Prior to that date, the expense cap was 1.25%.
(f) Not annualized.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout the period)

	Dreman Market
	Over-Reaction Fund,
	Class A

	For the period ended
	April 30, 2010
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$8.47

Income from investment operations
Net investment income	0.03
Net realized and unrealized gain (loss)	0.13
Total from investment operations	0.16

Less distributions to Shareholders:
From net investment income	(0.13)
Total distributions	(0.13)

Net asset value, end of period	$8.50

Total Return (b)	1.87%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$1
Ratio of expenses to average net assets	1.54%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	3.23%	(d)
Ratio of net investment income to
average net assets	0.68%	(d)
Ratio of net investment income to average
net assets before waiver & reimbursement	(1.01)%	(d)
Portfolio turnover rate	70.71%

(a) For the period November 20, 2009 (commencement of operations) to April 30, 2010.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout the period)

	Dreman Market
	Over-Reaction Fund,
	Class C

	For the period ended
	April 30, 2010
	(Unaudited)	(a)

Selected Per Share Data
Net asset value, beginning of period	$8.47

Income from investment operations
Net investment income	0.05	(b)
Net realized and unrealized gain (loss)	0.08
Total from investment operations	0.13

Less distributions to Shareholders:
From net investment income	(0.12)
Total distributions	(0.12)

Net asset value, end of period	$8.48

Total Return (c)	1.56%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$1
Ratio of expenses to average net assets	2.20%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	3.98%	(e)
Ratio of net investment income to
average net assets	1.33%	(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	(0.45)%	(e)
Portfolio turnover rate	70.71%

(a) For the period November 20, 2009 (commencement of operations) to April 30, 2010.
(b) Per share amount has been calculated using the average shares method.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Market Over-Reaction Fund, Institutional Class

	Six Months ended		For the Years ended October 31,				For the
	April 30, 2010						Period ended
	(Unaudited)		2009		2008		October 31, 2007	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 7.92		$ 5.66		$ 10.99		$ 10.00

Income from investment operations
Net investment income	0.09		0.12	(b)	0.10	(b)	0.04
Net realized and unrealized gain (loss)	0.64		2.21		(5.11)		0.95
Total from investment operations	0.73		2.33		(5.01)		0.99

Less distributions to Shareholders:
From net investment income	(0.13)		(0.07)		(0.07)		-
From net realized gain	-		-		(0.25)		-
Total distributions	(0.13)		(0.07)		(0.32)		-

Paid in capital from redemption fees	-		-		-		-	(c)

Net asset value, end of period	$ 8.52		$ 7.92		$ 5.66		$ 10.99

Total Return (d)	9.22%	(h)	41.67%		-46.85%		9.90%	(h)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,769		$ 7,115		$ 663		$ 796
Ratio of expenses to average net assets	0.85%	(i)	0.93%	(e) (f)	1.55%	(g)	1.55%	(g) (i)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	2.93%	(i)	4.16%		19.83%		21.91%	(i)
Ratio of net investment income to
average net assets	2.17%	(i)	1.67%	(f)	1.10%	(g)	0.82%	(g) (i)
Ratio of net investment income (loss) to
average net assets before waiver &	0.09%	(i)	(1.56)%		(17.18)%		(19.54)%	(i)
reimbursement by Advisor
Portfolio turnover rate	70.71%		103.93%		118.25%		77.29%

(a) For the period April 3, 2007 (commencement of operations) to October 31, 2007.
(b) Per share amount has been calculated using the average shares method.
(c) Redemption fees resulted in less than $0.005 per share.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Effective June 1, 2009, the Advisor agreed to waive fees to maintain Fund expenses at 0.85%. Prior to that date, the expense cap was 1.55%.
(f) The 12b-1 plan was eliminated effective June 1, 2009. The Advisor is not contractually obligated to reimburse 12b-1 expenses.
Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.03%
higher and each net investment income ratio would have been 0.03% lower.
(g) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.
(h) Not annualized.
(i) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian International Value Fund

	Six Months ended		For the		For the
	April 30, 2010		Year ended		Period ended
	(Unaudited)		October 31, 2009		October 31, 2008	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 13.90		$ 8.85		$ 10.00

Income from investment operations
Net investment income	0.07	(b)	0.23	(b)	-	(c)
Net realized and unrealized gain (loss)	0.80		4.82		(1.15)
Total from investment operations	0.87		5.05		(1.15)

Less distributions to Shareholders:
From net investment income	(0.37)		-		-
From net realized gain	(2.05)		-		-
Total distributions	(2.42)		-		-

Net asset value, end of period	$ 12.35		$ 13.90		$ 8.85

Total Return (d)	6.28%	(e)	57.06%		-11.50%	(e)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 310		$ 162		$ 88
Ratio of expenses to average net assets	1.52%	(f) (g)	1.40%	(h)	1.40%	(f) (h)
Ratio of expenses to average net assets before
waiver & reimbursement by Advisor	32.56%	(f)	69.84%		268.58%	(f)
Ratio of net investment income to
average net assets	1.17%	(f) (g)	2.16%	(h)	(0.27)%	(f) (h)
Ratio of net investment income (loss) to
average net assets before waiver &	(29.87)%	(f)	(66.28)%		(267.45)%	(f)
reimbursement by Advisor
Portfolio turnover rate	16.42%		229.54%		5.54%

(a) For the period October 15, 2008 (commencement of operations) to October 31, 2008.
(b) Per share amount has been calculated using the average shares method.
(c) Net investment income amounted to less than $0.005 per share.
(d) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) Annualized.
(g) Effective March 1, 2010, the 12b-1 expense is no longer reimbursed.
(h) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Notes to the Financial Statements
April 30, 2010
(Unaudited)

NOTE 1.    ORGANIZATION

Dreman High Opportunity Fund (“High Opportunity Fund”), Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”), Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”), Dreman Market Over-Reaction Fund (“Market Over-Reaction Fund”) and Dreman Contrarian International Value Fund (“International Value Fund”) (each a “Fund” and, collectively the “Funds”) were each organized as a diversified series of Dreman Contrarian Funds (the “Trust”).  The Trust was organized as a Delaware statutory trust on July 31, 2007.  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and commonly known as a “mutual fund.”  The Funds, with the exception of the International Value Fund, were previously organized as diversified series of Unified Series Trust (the “Predecessor Funds”). The High Opportunity Fund changed its name from the Dreman Contrarian Large Cap Value Fund effective March 1, 2010. On January 22, 2008, each Predecessor Fund was reorganized in a tax-free transaction as a new portfolio of the Trust.  The investment objective of each the High Opportunity Fund and Market Over-Reaction Fund is total return. The investment objective of each of the Mid Cap Value Fund, Small Cap Value Fund and International Value Fund is long-term capital appreciation. The investment advisor to each Fund is Dreman Value Management, LLC (the “Advisor”).  The High Opportunity Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund each commenced operations on December 31, 2003.  The Market Over-Reaction Fund commenced operations on April 3, 2007.  The International Value Fund commenced operations on October 15, 2008.

Each of the High Opportunity Fund, the Mid Cap Fund and the Over-Reaction Fund offers Class A shares, Class C shares, and Institutional Class shares.  The Small Cap Fund offers Class A shares, Retail Class shares, and Institutional Class shares.  The International Fund offers only Retail Class shares.

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as regulated investment companies (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended April 30, 2010, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the year, the Funds did not incur any interest or penalties.  The High Opportunity, Mid Cap Value, and Small Cap Value Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2006. The Market Over-Reaction Fund is subject to examination by U.S. federal tax authorities for the tax years of 2007, 2008 and 2009. The International Value Fund is subject to examination by U.S. federal tax authorities for the tax years of 2008 and 2009.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dreman Contrarian Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES- continued

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute substantially all of their net investment income on at least an annual basis.  The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Futures Contracts - The Funds may enter into futures contracts to manage their exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Subsequent events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through the date the financial statements were issued and determined there were no significant events.

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Dreman Contrarian Funds
Notes to the Financial Statements - continued
April 30, 2010
(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, Global Registered securities, New York Registry securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities. The rights owned by the Mid Cap Value Fund were valued with considerations that no market exists for the rights and any future payments are not guaranteed.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Futures contracts that the Funds invest in are generally traded over-the-counter. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and will generally be categorized as Level 2 securities.

Fixed income securities are generally valued using market quotations in an active market, and will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the High Opportunity Fund’s investments as of April 30, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$72,885,988	$-	$-	$72,885,988

American Depositary Receipts*	4,385,147	-	-	4,385,147

Exchange-Traded Funds	246,344	-	-	246,344

Money Market Securities	1,409,560	-	-	1,409,560

Total	$78,927,039	$-	$-	$78,927,039
*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Mid Cap Value Fund’s investments as of April 30, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$790,923	$-	$-	$790,923

American Depositary Receipts*	13,210	-	-	13,210

Real Estate Investment Trusts	41,716	-	-	41,716

Money Market Securities	70,411	-	-	70,411

Total	$916,260	$-	$-	$916,260
*Refer to the Schedule of Investments for industry classifications.

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The following is a summary of the inputs used to value the Small Cap Value Fund’s investments as of April 30, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$114,002,352	$-	$-	$114,002,352

Real Estate Investment Trusts	6,248,731	-	-	6,248,731

Money Market Securities	6,285,233	-	-	6,285,233

Total	$126,536,316	$-	$-	$126,536,316
*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Market Over-Reaction Fund’s investments as of April 30, 2010:

		Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$5,239,591	$-	$-	$5,239,591

American Depositary Receipts*	2,344,028	-	-	2,344,028

Real Estate Investment Trusts	77,445	-	-	77,445

Money Market Securities	87,846	-	-	87,846

Total	$7,748,910	$-	$-	$7,748,910
*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the International Value Fund’s investments as of April 30, 2010:

Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$63,488	$-	$-	$63,488

American Depositary Receipts*	234,010	-	-	234,010

Global Registered Shares*	6,318	-	-	6,318

New York Registry*	6,071	-	-	6,071

Money Market Securities	13,693	-	-	13,693

Total	$323,580	$-	$-	$323,580
*Refer to the Schedule of Investments for industry classifications.

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 3.    SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The High Opportunity, Small Cap Value, Market Over-Reaction, and International Value Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Mid Cap Value Fund held an escrow right which was valued at $0.00 for the six months ended April 30, 2010, and the fiscal years ended October 31, 2009 and 2008, therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages each Fund’s investments.  As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of the average daily net assets of the Funds.  The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of other mutual funds in which the Funds may invest) do not exceed a specified percentage of the average daily net assets of each Fund through February 28, 2011.  Please see the chart and paragraph below for information regarding the management fees, fee waivers, and expenses reimbursed by each Fund during the six months ended April 30, 2010 and the amounts owed to the Funds by the Advisor or the amounts owed to the Advisor by the Funds.

	High	Mid Cap	Small Cap	Market	International
	Opportunity	Value	Value	Over-Reaction	Value
	Fund	Fund	Fund	Fund	Fund
Management fee (as a percent
of average net assets)	0.60%	0.85%	0.85%	0.75%	1.00%

Expense limitation (as a percent
of average net assets) -
Class A	1.29%	1.29%	1.50%	1.29%	N/A

Expense limitation (as a percent
of average net assets) -
Class C	0.99%	1.20%	N/A	1.20%	N/A

Expense limitation (as a percent
of average net assets) -
Institutional Class	0.70%	1.00%	1.00%	0.85%	1.40%

Expense limitation (as a percent
of average net assets) -
Retail Class	N/A	N/A	1.00%	N/A	N/A

Management fees earned	$201,213	$3,468	$447,204	$28,566	$1,097

Fees waived and expenses
reimbursed	$169,678	$75,411	$169,415	$79,320	$33,902

Owed to the Fund by the Advisor	N/A	$12,378	N/A	$9,603	$5,771

Owed to the Advisor by the Fund	$5,358	N/A	$49,296	N/A	N/A

A Trustee of the Trust and an officer of the Trust are owners and officers of the Advisor.

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation then in place or at the limitation in place at the time of the waiver. At October 31, 2009, the amounts subject to recoupment are as follows:

Fund	Amount	Recoverable through October 31,

High Opportunity Fund	$84,274	2010
	120,764	2011
	204,530	2012
Mid Cap Value Fund	108,890	2010
	135,425	2011
	79,444	2012
Small Cap Value Fund	6,070	2010
	6,610	2011
	531,369	2012
Market Over-Reaction Fund	78,484	2010
	135,507	2011
	97,244	2012
International Value Fund	10,695	2011
	71,843	2012

$169,678, $75,411, $169,415, $79,320 and $33,902 for the High Opportunity Fund, Mid Cap Value Fund, Small Cap Value Fund, Market Over-Reaction Fund and International Value Fund, respectively, may be subject to potential repayment by the Funds to the Advisor by October 31, 2013.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. The Trust also retains Unified to act as each Fund’s transfer agent and to provide each Fund with fund accounting services.  For the six months ended April 30, 2010, fees for administrative services and reimbursement of out-of-pocket expenses and the amounts due Unified at April 30, 2010 were as follows:

	High	Mid Cap	Small Cap	Market	International
	Opportunity	Value	Value	Over-Reaction	Value
	Fund	Fund	Fund	Fund	Fund

Administration expenses	$102,584	$32,021	$132,048	$39,541	$240

Reimbursement of out-of-pocket
expenses	$6,723	$1,427	$14,157	$1,160	$121

Payable to Unified	$576	$117	$8,740	$1,163	$40

Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”). For the six months ended April 30, 2010, the Custodian earned fees for custody services and was owed for those services at April 30, 2010:

	High	Mid Cap	Small Cap	Market	International
	Opportunity	Value	Value	Over-Reaction	Value
	Fund	Fund	Fund	Fund	Fund

Custodian expenses	$34,779	$2,680	$17,869	$3,489	$2,985

Payable to Custodian	$497	$902	$7,863	$3,456	$569

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 4.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares.  There were no payments made by the Funds to the Distributor during the six months ended April 30, 2010.   The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Funds have adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that the Funds will pay the Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to: 0.25% of the average daily net assets of the Class A shares of the High Opportunity, Mid Cap Value, Small Cap Value and Market Over-Reaction Funds;  1.00%  (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing Class C shareholders) of the average daily net assets of the Class C shares of the High Opportunity, Mid Cap Value, and Market Over-Reaction Funds; and  0.25% of the average daily net assets of the Retail Class shares of the Small Cap Value and International Value Funds,  in connection with the promotion and distribution of shares  or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Funds and/or their Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.  The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of the Funds shares, for which the Funds pay the Advisor the 12b-1 fee described above.

For the six months ended April 30, 2010, the Funds accrued the following 12b-1 fees:

	High	Mid Cap	Small Cap	Market	International
	Opportunity	Value	Value	Over-Reaction	Value
	Fund	Fund	Fund	Fund	Fund

12b-1 fees earned -
Class A	$1	$11	$13	$1	N/A

12b-1 fees earned -
Class C	$2	$2	N/A	$2	N/A

12b-1 fees earned -
Retail Class	N/A	N/A	$110,354	N/A	$274

12b-1 fees waived	$-	$-	$-	$-	$147

12b-1 fees payable
by Funds	$3	$8	$52,102	$3	$127

The High Opportunity, Mid Cap Value, Small Cap Value and Market Over-Reaction Funds invest in shares of the Huntington  Money Market Fund – Trust shares and the International Value Fund invests in shares of the Huntington U.S. Treasury Money Market Fund – Trust shares. An officer of the Trust is also an officer of the Huntington Funds, the series of Funds these money market funds belong to.  For the six months ended April 30, 2010, interest income received from the money market funds was:

	High	Mid Cap	Small Cap	Market	International
	Opportunity	Value	Value	Over-Reaction	Value
	Fund	Fund	Fund	Fund	Fund

Interest income
received	$50	$1	$302	$2	$-

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 5.    INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2010, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	High	Mid Cap	Small Cap	Market	International
	Opportunity	Value	Value	Over-Reaction	Value
	Fund	Fund	Fund	Fund	Fund
Purchases
U.S. Government	$-	$-	$-	$-	$-
Obligations
Other	33,793,090	177,273	39,322,640	5,393,675	169,491
Sales
U.S. Government	$-	$-	$-	$-	$-
Obligations
Other	16,073,295	193,623	20,452,225	5,294,393	37,141

At April 30, 2010, the cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	High	Mid Cap	Small Cap	Market	International
	Opportunity	Value	Value	Over-Reaction	Value
	Fund	Fund	Fund	Fund	Fund
Gross Appreciation	$10,327,352	$134,752	$24,514,626	$728,860	$23,577
Gross (Depreciation)	(178,864)	(64,512)	(1,519,687)	(180,113)	(5,386)

Net Appreciation
(Depreciation) on
Investments	$10,148,488	$70,240	$22,994,939	$548,747	$18,191

Tax Cost	$68,778,551	$846,020	$103,541,377	$7,200,163	$305,389

NOTE 6.    ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 7.    RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2010, the following owned the Funds:

High Opportunity Fund - Class A		High Opportunity Fund - Class C
Dreman Value Management, LLC*	100.00%	Dreman Value Management, LLC*	100.00%

High Opportunity Fund - Insititutional Class		Mid Cap Value Fund - Class A
MFD Streetside Location**	80.15%	E*Trade Clearing, LLC **	63.96%
		Pershing, LLC. **	34.68%

Mid Cap Value Fund - Class C		Mid Cap Value Fund - Institutional Class
Dreman Value Management, LLC*	100.00%	Contrarian Services Corp.*	44.95%
		National Financial Services Co.**	31.84%

Small Cap Value Fund - Class A		Small Cap Value Fund - Retail Class
Pershing, LLC. **	72.21%	National Financial Services Co.**	43.29%
Sterne, Agee and Leach, Inc. **	27.07%	Charles Schwab & Co.**	31.85%

Small Cap Value Fund - Institutional Class		Market Over-Reaction Fund - Class A
Patterson & Co.**	60.63%	Dreman Value Management, LLC*	100.00%
Minnesota Life Insurance Co.**	30.53%

Market Over-Reaction Fund - Class C		Market Over-Reaction Fund - Institutional Class
Dreman Value Management, LLC*	100.00%	Dreman Value Management, LLC*	71.31%
		David N. Dreman*	28.15%

International Value Fund
David N. Dreman*	47.66%
Dreman Value Management, LLC*	33.91%

*David Dreman is the President of the Advisor and all companies are considered related parties to the Advisor
**shares held for the benefit of their customers

As a result of the beneficial ownership described above, the Advisor may be deemed to control the High Opportunity Fund – Class A & C shares; MFD Streetside Location may be deemed to control the High Opportunity Fund – Institutional Class shares; E*Trade Clearing, LLC and Pershing, LLC. may be deemed to control the Mid Cap Value Fund – Class A shares; the Advisor may be deemed to control the Mid Cap Value Fund – Class C shares;  Contrarian Services Corp., an affiliate of the Advisor, and National Financial Services Co. may be deemed to control the Mid Cap Value Fund – Institutional Class shares;  Pershing, LLC. and Sterne, Agee & Leach, Inc. may be deemed to control the Small Cap Value Fund – Class A shares; National Financial Services Co.  and Charles Schwab & Co. may be deemed to control the Small Cap Value Fund - Retail Class shares; Patterson & Co. and Minnesota Life Insurance Company may be deemed to control the Small Cap Value Fund - Institutional Class shares; the Advisor and David Dreman may be deemed to control the Market Over-Reaction Fund – Classes A & C and the Institutional Class shares and International Value Fund.

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 8.    DISTRIBUTIONS TO SHAREHOLDERS

High Opportunity Fund. The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008 was as follows:

Distributions paid from:	2009	2008

Ordinary income	$59,224	$197,881
Short-term Capital Gain	-	32,176
Long-term Capital Gain	-	351,945

	$59,224	$582,002

Mid Cap Value Fund.  The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008 was as follows:

Distributions paid from:	2009	2008

Ordinary income	$20,271	$15,395
Short-term Capital Gain	-	113,783
Long-term Capital Gain	-	178,175

	$20,271	$307,353

Small Cap Value Fund.  The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008 was as follows:

Distributions paid from:	2009	2008

Ordinary income	$229,929	$70,732
Short-term Capital Gain	-	-
Long-term Capital Gain	255,432	-

	$485,361	$70,732

Market Over-Reaction Fund.  The tax character of distributions paid during the fiscal years ended October 31, 2009 and 2008 was as follows:

	2009	2008

Ordinary income	$7,440	$5,021
Short-term Capital Gain	-	-
Long-term Capital Gain	-	18,498

	$7,440	$23,519

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 9.    DISTRIBUTIONS TO SHAREHOLDERS - continued

On December 30, 2009, the Funds paid distributions to shareholders of record on December 29, 2009.

		Per Share	Total Distribution

High Opportunity Fund
Class A	Ordinary income	$0.0516	$3
Class C	Ordinary income	$0.0457	$3
Institutional Class	Ordinary income	$0.0534	$400,258

Mid Cap Value Fund
Class A	Ordinary income	$0.2619	$14
Class C	Ordinary income	$0.2555	$14
Institutional Class	Ordinary income	$0.2638	$21,573

Small Cap Value Fund
Class A	Ordinary income	$0.1353	$4
Retail Class	Ordinary income	$0.1303	$638,289
Institutional Class	Ordinary income	$0.1366	$131,277

Market Over-Reaction Fund
Class A	Ordinary income	$0.1279	$8
Class C	Ordinary income	$0.1222	$7
Institutional Class	Ordinary income	$0.1296	$116,388

International Value Fund
	Ordinary income	$0.3733	$4,470
	Short-term capital gain	$2.0502	$24,547

As of October 31, 2009, the Funds’ most recent fiscal year-end, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	High	Mid Cap	Small Cap	Market	International
	Opportunity	Value	Value	Over-Reaction	Value
	Fund	Fund	Fund	Fund	Fund

Undistributed ordinary
income	$273,188	$15,404	$640,327	$79,087	$29,018
Capital loss carryforwards	(850,367)	(533,505)	(11,825,965)	(104,100)	-
Unrealized appreciation
(depreciation)	3,268,730	(42,703)	6,967,654	650,451	7,914

	$2,691,551	$(560,804)	$(4,217,984)	$625,438	$36,932
The difference between book basis and tax basis unrealized appreciation (depreciation)  is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of certain positions, including passive foreign investment companies.

Dreman Contrarian Funds
Notes to the Financial Statements – continued
April 30, 2010
(Unaudited)

NOTE 9.    CAPITAL LOSS CARRYFORWARD

At October 31, 2009, the Funds had available for federal tax purposes unused capital loss carryforwards, which are available for offset against future taxable net capital gains, as follows:

	Amount	Expiring

High Opportunity Fund	$195,323	2016
	655,044	2017
Mid Cap Value Fund	140,110	2016
	393,395	2017
Small Cap Value Fund	11,825,965	2017
Market Over-Reaction Fund	26,261	2016
	77,839	2017

The Market Over-Reaction Fund and International Value Fund utilized loss carryforwards of $303,768 and $525, respectively, during the fiscal year ended October 31, 2009.

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED)

The Board of Trustees of the Dreman Contrarian Funds (the “Trust”) approved the continuation of the management agreements (the “Agreements”) on behalf of the Dreman High Opportunity Fund, Dreman Contrarian Mid Cap Value Fund, Dreman Contrarian Small Cap Value Fund, Dreman Market Over-Reaction Fund and Dreman Contrarian International Value Fund (each a “Fund” and collectively, the “Funds”) on December 9, 2009.  In doing so, the Board considered information provided by the Advisor and considered reasonably necessary by the Board to reach its conclusion.  The Board carefully considered this information and was advised by legal counsel to the Funds and legal counsel to the Trustees who are not interested persons of the Trust or interested parties to the Agreement (the “Independent Trustees”).  The Board reviewed numerous factors with respect to the Funds.  In considering whether the compensation to be paid under the Agreement was fair and reasonable, the Board reviewed, among other things, the following factors:

•	The services to be provided under the Agreement;
•	The requirements of the Funds for the services to be provided by the Advisor;
•	The quality of services that had been provided by the Advisor to the Funds’ predecessors prior to the reorganizations;
•	The fees paid by similar funds for similar services;
•	The Advisor’s commitment to operating the Funds at competitive expense levels;
•	The capabilities and financial condition of the Advisor;
•	Current economic and industry trends; and
•	The historical relationship between the Funds and the Advisor.

The Board considered the fact that the Advisor had contractually agreed to waive its fees and reimburse expenses, excluding certain specified items, in order to maintain expenses at certain competitive levels.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds, would be consistent with the best interest of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of the Funds, on the basis of the forgoing review and discussions and the following considerations, among others:

•
The fairness and reasonableness of the investment advisory fee payable to the Advisor under the Agreement in light of the investment advisory services to be provided, the costs of these services and the comparability of the fees to be paid to the fees paid by other investment companies;

•
The nature, quality and extent of the investment advisory services to or be provided by the Advisor, in light of the high quality services provided by the Advisor in its management of the Funds’ predecessors;

•	The Advisor’s entrepreneurial commitment to the management of the Funds;
•	The Advisor’s representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience; and
•	The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Advisor.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (800) 247-1014 or (2) from Fund documents filed with the Commission on the Commission's website at www.sec.gov.

TRUSTEES
Brian R. Bruce
Robert B. Grossman
Robert A. Miller

OFFICERS
David N. Dreman, Trustee Ex-Officio
Clifton Hoover, Jr., Trustee and Secretary
John C. Swhear, Chief Executive Officer, Vice President, and Anti-Money Laundering Compliance Officer
William J. Murphy, Treasurer and Chief Financial Officer

INVESTMENT ADVISER
Dreman Value Management, LLC
Harborside Financial Center
Plaza 10, Suite 800
Jersey City, NJ  07311

DISTRIBUTOR
Unified Financial Securities, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Greenberg Traurig, LLP
2700 Two Commerce Square
2001 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL TO THE TRUSTEES
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY  10036

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Fund’s management fee and expenses.  Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member FINRA/SIPC

Item 2. Code of Ethics.   NOT APPLICABLE

Item 3. Audit Committee Financial Expert.  NOT APPLICABLE

Item 4. Principal Accountant Fees and Services.  NOT APPLICABLE

Item 5.  Audit Committee of Listed Companies.  NOT APPLICABLE

Item 6.  Schedule of Investments.  NOT APPLICABLE – schedule filed with Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  NOT APPLICABLE – applies to closed-end funds only

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  NOT APPLICABLE – applies to closed-end funds only

Item 10.  Submission of Matters to a Vote of Security Holders.  NOT APPLICABLE
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.
(a)           Based on an evaluation of the  registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing  date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)                      Not Applicable

(a)(2)
Certifications  by the  registrant's  principal  executive  officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule  30a-2under the Investment  Company Act of 1940 are filed herewith.

(a)(3)                      Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant___Dreman Contrarian Funds

By
*__/s/ John Swhear________________________________
       John Swhear, Chief Executive Officer, Vice President, and Anti-Money Laundering Compliance Officer

Date: _07/08/10___________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*__/s/ John Swhear________________________________
      John Swhear, Chief Executive Officer, Vice President, and Anti-Money Laundering Compliance Officer

Date: __07/08/10__________

By
*___/s/ William Murphy_______________________________
        William Murphy, Treasurer and Chief Financial Officer

Date: __07/07/10__________